Summary Prospectus July 1, 2011


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group



DWS S&P 500 PLUS FUND






CLASS/Ticker    A   OUTDX    B   OUTBX    C   OUTCX    R   OUTRX    S   SSFFX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C, R) and (800) 728-3337
(S) or asking your financial advisor. The prospectus and SAI, both dated July 1, 2011, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks long-term growth and income.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 10) and Purchase and Redemption of Shares in the fund's SAI (p. II-17).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C       R      S
                                     ----------  ---------  ---------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                           5.75      None       None     None    None
------------------------------------     ----      --         --       ------  -----
Maximum deferred sales charge
(load), as % of redemption proceeds     None     4.00       1.00       None    None
------------------------------------    -----    ----       ----       ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                     A          B          C          R           S
                             ---------  ---------  ---------  ---------  ----------
Management (Unitary) fee         0.16       0.16       0.16       0.16       0.16
----------------------------     ----       ----       ----       ----       ----
Distribution/service
(12b-1) fees                     0.24       0.99       1.00       0.50      None
----------------------------     ----       ----       ----       ----      -----
Other expenses                   0.02       0.02       0.02       0.02       0.02
----------------------------     ----       ----       ----       ----      -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         0.42       1.17       1.18       0.68       0.18
----------------------------     ----       ----       ----       ----      -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C       R       S
-------  --------  --------  --------  ------  ------
1        $ 615     $ 519     $ 220     $69     $18
--       -----     -----     -----     ---     ---
3          702       672       375     218      58
--       -----     -----     -----     ---     ---
5          797       844       649     379     101
--       -----     -----     -----     ---     ---
10       1,074     1,018     1,432     847     230
--       -----     -----     -----     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C       R       S
-------  --------  --------  --------  ------  ------
1        $ 615     $ 119     $ 120     $69     $18
--       -----     -----     -----     ---     ---
3          702       372       375     218      58
--       -----     -----     -----     ---     ---
5          797       644       649     379     101
--       -----     -----     -----     ---     ---
10       1,074     1,018     1,432     847     230
--       -----     -----     -----     ---     ---

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2011: 1%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund's investment program has two main components or strategies. The fund's primary strategy seeks to replicate the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") (see "Index strategy," below). The fund also employs a global tactical asset allocation overlay component (the "GTAA strategy," see below). Under normal circumstances, the fund invests at least 80% of its total assets, determined at the time of purchase, in stocks of companies included in the S&P 500 Index.

MANAGEMENT PROCESS


INDEX STRATEGY. In implementing the Index strategy, the fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the index as a whole. The fund may also hold short-term debt securities or money market instruments.


Portfolio management uses quantitative analysis techniques to structure the fund with the goal of obtaining a high correlation to the index while seeking to keep the fund as fully invested as possible in all market environments. The fund uses an optimization strategy, gaining exposure to the more heavily weighted stocks in the index in approximately the same proportion they are represented in the index, then gaining exposure to a statistically selected sample of the less heavily weighted stocks found in the index.


GTAA STRATEGY. In addition to the fund's Index strategy, portfolio management seeks to enhance returns by emplying a GTAA (Global Tactical Asset Allocation) overlay strategy. This strategy attempts to take advantage of inefficiencies within global bond, equity and currency markets. The strategy is implemented through the use of derivatives, which are contracts or other instruments whose values are based on, for example, indices, currencies or securities. The strategy primarily uses exchange-traded futures contracts on global bonds and equities and over-the-counter forward currency contracts.


The S&P 500 (Reg. TM) INDEX is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the US. Stocks in the S&P 500 (Reg. TM) Index are weighted according to their total market value. The fund is not sponsored, endorsed, sold or promoted by the Standard & Poor's (S&P) Division of The McGraw-Hill Companies, Inc.


DERIVATIVES. Outside of the GTAA strategy, portfolio management generally may use futures contracts, which are a type of derivative, as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.


MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.


INDEX FUND RISK. Because the fund normally invests at least 80% of its assets in the stocks of companies included in the S&P 500 Index, it typically does not alter its Index strategy in response to fluctuations in the market segment represented by the Index.


GTAA RISK. The success of the GTAA strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the GTAA strategy.


As part of the GTAA strategy, the fund will be exposed to the risks of non-US currency markets, and global equity and bond markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. Global equity and bond markets may also fluctuate for the same or similar reasons. As a result, the fund's exposure to foreign currencies and global equity and bond markets could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.


TRACKING ERROR RISK. There are several reasons why the fund's performance will differ substantially from the S&P 500 Index:

o In employing the GTAA strategy portfolio management seeks investments whose returns are expected to have a low correlation to the returns of the fund's holdings.

o Unlike the S&P 500 Index, the fund incurs fees and administrative expenses and transaction costs in trading stocks.

o  The fund's portfolio is not identical to the composition of the S&P 500
   Index.



                                       2
                                                           DWS S&P 500 Plus Fund


                                                 SUMMARY PROSPECTUS July 1, 2011

o The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the fund's performance to deviate from that of the "fully invested" S&P 500 Index which does not include a cash component.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


For Class A, B, C and R shares, performance prior to its inception date is based on the historical performance of the fund's original share class (Class
S), each adjusted to reflect the higher net expenses of the relevant share class.


CALENDAR YEAR TOTAL RETURNS (%) (Class S)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]




    2001      2002        2003       2004       2005      2006       2007    2008      2009     2010
  -10.77       -22.70     26.65      10.51      3.82      16.21      6.82    -32.62    26.79    12.50




Best Quarter: 16.57%, Q3 2009      Worst Quarter: -18.12%, Q4 2008
Year-to-Date as of 3/31/11: 6.29%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010 expressed as a %)

After-tax returns (which are shown only for Class S and would be different for other classes) reflect the highest historical individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                   CLASS          1          5         10
                               INCEPTION       YEAR      YEARS      YEARS
                             -----------  ---------  ---------  ---------
CLASS A before tax            7/2/2001        5.84       2.10       0.95
---------------------------  ---------       -----       ----       ----
CLASS B before tax            7/2/2001        8.49       2.36       1.09
---------------------------  ---------       -----       ----       ----
CLASS C before tax            7/2/2001       11.46       2.56       0.79
---------------------------  ---------       -----       ----       ----
CLASS R before tax           11/3/2003       11.99       3.05       1.31
---------------------------  ---------       -----       ----       ----
CLASS S before tax           5/17/1999       12.50       3.59       1.80
---------------------------  ---------       -----       ----       ----
  After tax on
  distributions                              12.43       2.88       1.36
  After tax on distribu-
  tions and sale of fund
  shares                                      8.22       2.92       1.42
---------------------------  ---------       -----       ----       ----
STANDARD & POOR'S
(S&P) 500 INDEX
(reflects no deduction for
fees, expenses or taxes)                     15.06       2.29       1.41
---------------------------  ---------       -----       ----       ----

                                       3
                                                           DWS S&P 500 Plus Fund


                                                 SUMMARY PROSPECTUS July 1, 2011

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

QS Investors, LLC (QS Investors)


PORTFOLIO MANAGER(S)

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2008.


THOMAS PICCIOCHI, HEAD OF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Portfolio Manager of the fund. Joined the fund in 2007.


RUSSELL SHTERN, SENIOR EQUITIES PORTFOLIO MANAGER, QS INVESTORS. Joined the fund in 2008.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                        AUTOMATIC
                                      UGMAS/           INVESTMENT
           NON-IRA            IRAS     UTMAS                PLANS
         ---------  --------------  --------  -------------------
A B C     1,000            500       1,000             500
-------   -----            ---       -----             ---
R          None          None        None             None
-------   -----          -----       -----            ----
S         2,500          1,000       1,000           1,000
-------   -----          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A , C and S shares. Class R shares have no additional investment minimum. The minimum additional investment for all other instances is $50. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B, C or R shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Class R shares are generally available only to certain retirement plans. Class S shares are only available to a limited group of investors.


TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
                                                           DWS S&P 500 Plus Fund
                                       SUMMARY PROSPECTUS July 1, 2011 DSPPF-SUM